SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 004 | LFC common stock
EBP, Accounting Policy [Line Items]
Concentration risk percentage	25.00%	33.00%